Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Cash flows from operating activities:
Net Loss	$ (1,348,155)	$ (382,886)	$ (701,994)	$ (7,254,006)
Adjustments to reconcile net loss to net cash provided by/(used in) operating activities:
Stock based compensation	417,462		57,201	4,624,708
Depreciation and amortization	118,744	87,071	165,230	451,533
Amortization of debt discount	75,000		19,069	248,713
Loss on settlement				300,000
Loss on change of fair market value				50,000
Loss on conversion of notes payable- related party			14,999
Changes in operating assets and liabilities:
Accounts receivable	(32,912)	(26,053)	(25,514)	(168,126)
Inventory	7,363	10,701	(36,605)	(4,450)
Prepaid expenses and other current assets	(98,004)	3,350	(30,230)	(129,848)
Accounts payable and accrued expenses	48,391	36,403	(29,057)	(81,574)
Accounts payable and accrued expenses - related party	(93,469)	(5,163)	51,125	355,381
Net cash used in operating activities	(905,579)	(276,577)	(515,776)	(1,607,669)
Cash flows from investing activities:
Acquisition of EzFill FL, LLC			(175,000)
Acquisition of fixed assets	(23,841)	(6,425)	(43,429)	(24,075)
Net cash used in investing activities	(23,841)	(6,425)	(218,429)	(24,075)
Cash flows from financing activities:
Proceeds from issuance of common stock		335,000	430,000	1,550,000
Proceeds from issuance of note payable				1,154,673
Proceeds from issuance of related party debt	300,000	20,000	440,000	20,000
Repayment of debt	(8,393)	(4,324)	(18,813)	(14,939)
Repayment of related party debt	(14,231)	(45,341)	(84,890)	(227,211)
Net cash provided by financing activities	277,376	305,335	766,297	2,482,523
Net change in cash and cash equivalents	(652,044)	22,333	32,092	850,779
Cash and cash equivalents at beginning of period	882,870	32,092		32,092
Cash and cash equivalents cash at end of period	230,826	54,425	32,092	882,870
Noncash financing activity:
Assets acquired for stock in related party company			101,000
Debt Discount	30,000		237,536	105,526
Acquisition of Neighborhood Fuel		700,000		700,000
Shares issued upon conversion of debt			400,000	220,000
Vehicles acquired with notes		198,087	280,282	62,400
Shares issued - acquisition of Neighborhood Fuel	600,000
Shares issued to founders			2,500
Supplemental disclosure of cash flow information:
Cash paid for interest	37,343	18,072	22,128	41,142
Cash paid for taxes